COMMITMENTS AND CONTINGENCIES - Additional Information (Detail)	12 Months Ended					12 Months Ended												1 Months Ended	12 Months Ended	1 Months Ended				12 Months Ended		1 Months Ended				12 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Gaming subconcession agreement [Member] USD ($)	Dec. 31, 2012 Gaming subconcession agreement [Member] MOP	Dec. 31, 2012 Gaming subconcession agreement [Member] Public Purpose Programs [Member]	Dec. 31, 2012 Gaming subconcession agreement [Member] Urban development, tourist promotion and social security [Member]	Dec. 31, 2012 Gaming subconcession agreement [Member] Special gaming tax [Member]	Dec. 31, 2012 Gaming subconcession agreement [Member] Reserved exclusively for certain kind of games or to certain players [Member] USD ($) Seat	Dec. 31, 2012 Gaming subconcession agreement [Member] Reserved exclusively for certain kind of games or to certain players [Member] MOP Seat	Dec. 31, 2012 Gaming subconcession agreement [Member] Not reserved exclusively for certain kind of games or to certain players [Member] USD ($) Seat	Dec. 31, 2012 Gaming subconcession agreement [Member] Not reserved exclusively for certain kind of games or to certain players [Member] MOP Seat	Dec. 31, 2012 Land concession contracts [Member] Y	Dec. 31, 2012 Mocha Clubs [Member] USD ($)	Dec. 31, 2011 Mocha Clubs [Member] USD ($)	Dec. 31, 2010 Mocha Clubs [Member] USD ($)	Dec. 31, 2012 Studio City Project Facility [Member] USD ($)	Jul. 31, 2006 Altira Macau [Member] USD ($)	Dec. 31, 2012 Altira Macau [Member] USD ($)	Feb. 28, 2013 City of Dreams [Member] USD ($)	Mar. 31, 2010 City of Dreams [Member] USD ($)	Aug. 31, 2008 City of Dreams [Member] USD ($)	Feb. 28, 2008 City of Dreams [Member] USD ($)	Dec. 31, 2012 City of Dreams [Member] USD ($)	Dec. 31, 2011 City of Dreams [Member] USD ($) Agreement	Jul. 25, 2012 Studio City [Member] USD ($)	Jun. 12, 2012 Studio City [Member] USD ($)	Jun. 06, 2012 Studio City [Member] USD ($)	Nov. 30, 2006 Studio City [Member] USD ($) Installment	Dec. 31, 2012 Studio City [Member] USD ($) Installment	Dec. 31, 2006 Studio City [Member] USD ($)	Dec. 31, 2005 Studio City [Member] USD ($)	Dec. 31, 2011 Studio City [Member] USD ($)	Dec. 31, 2012 Guarantee from September 8, 2006 to September 8, 2011 [Member] Gaming subconcession agreement [Member] USD ($)	Dec. 31, 2012 Guarantee from September 8, 2006 to September 8, 2011 [Member] Gaming subconcession agreement [Member] MOP	Dec. 31, 2012 Guarantee from September 8, 2011 until the 180th day [Member] Gaming subconcession agreement [Member] USD ($)	Dec. 31, 2012 Guarantee from September 8, 2011 until the 180th day [Member] Gaming subconcession agreement [Member] MOP	Dec. 31, 2012 Guarantee Obligations [Member] USD ($)	Dec. 31, 2012 Guarantee Obligations [Member] MOP
Capital commitments	$ 743,263,000
Rental expenses (including contingent fees)	18,573,000	16,944,000	15,373,000
Lease expiry dates	February 2022													June, 2022
Minimum rental expenses														15,003,000	16,944,000	15,373,000
Contingent rental expenses														3,570,000	0	0
Contingent fees received	22,906,000	18,053,000	12,801,000
Fixed annual premium				3,744,000	30,000,000
Variable premium				100	1,000				37,000	300,000	19,000	150,000
Minimum number of tables									100	100	100	100
Percentage of gross revenues of the gaming business operations						1.60%	2.40%	35.00%
Maximum beneficiary amount																																		62,395,000	500,000,000	37,437,000	300,000,000
Percentage of guarantee amount payable quarterly to bank				1.75%	1.75%
Contract term years													25
Contract term of further renewable consecutive periods (in years)													10
Frequency of land use fee amounts to be adjusted													Every five years
Land premium amount																		18,685,000								174,954,000						2,910,000
Guaranteed deposits paid upon acceptance land lease terms																		20,000					424,000				490,000		326,000	105,000
Proposed revised government land use fee payable per annum on proposed amendments to land concession contracts																			171,000					1,185,000						105,000
Total commitment for government land use fees																			3,110,000					24,384,000						12,033,000
Initial land premium																						105,091,000
Partial land premium paid																								96,810,000
Remaining amount of land premium paid																				8,281,000									47,020,000	116,077,000
Accrued interest rate paid for land premium																				5.00%									5.00%	5.00%
Additional land premium																					32,118,000							35,316,000	70,581,000		23,561,000
Total outstanding balance of land premium	53,000,000	15,960,000																						8,281,000	15,960,000					44,719,000
LAND USE RIGHTS PAYABLE	71,358,000	55,301,000																							8,281,000					71,358,000			47,020,000
Government land use fees per annum during the development period																										490,000			326,000
Government land use fees per annum after the development period																										1,131,000			527,000
Remaining amount of land premium to be paid, number of installments																													5	5
Issuance of promissory note																																						68,635,000	550,000,000
Number of deeds of guarantee with third parties																									2
Amount entered with third parties in relation to guarantee																									35,000,000
The amount of equity contribution the parent needs to make to cease its obligation under the indemnity offered for Studio City Project Facility																	$ 500,000,000